Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Interest-bearing:
Savings deposits	₨ 6,304,659.5	$ 73,799.1	₨ 5,987,449.1
Time deposits	17,689,697.7	207,066.6	14,700,957.1
Total interest-bearing deposits	23,994,357.2	280,865.7	20,688,406.2
Non-interest-bearing deposits	3,116,596.7	36,481.3	3,079,829.4
Total	₨ 27,110,953.9	$ 317,347.0	₨ 23,768,235.6